Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Measurements
(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate public securities	—	27,845	209	28,054
Corporate private securities	—	4,747	1,064	5,811
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

[1]	Excludes $366 million as of December 31, 2016 of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net gains (losses)
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $157 million for future policy benefits and claims, $145 million for derivative assets, $(4) million for derivative liabilities and $(2) million for other investments at fair value.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of the total fixed maturity securities as of December 31, 2016.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
[4]	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value has changed to conform with current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in observability of pricing inputs used for certain corporate public and private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.
[3]	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
[4]	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
[5]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[6]	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2016:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

[1]	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
[2]	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets[1]	83,466	1,323	361	85,150

Assets at fair value	$85,044	$37,028	$2,071	$124,143

Liabilities
Future policy benefits and claims	$—	$—	$65	$65
Derivative instruments - liabilities	—	100	6	106

Liabilities at fair value	$—	$100	$71	$171

[1]	Excludes $2.1 billion of separate account assets that use NAV as a practical expedient to estimate fair value, which presentation has changed to conform with the current period presentation as a result of new guidance. This included an investment in a mutual fund that was not redeemed until the guarantee period expired in 2016 with a net asset value of $1.7 billion. The investment strategy of this fund was to build a portfolio where the assets were sufficient to achieve a target portfolio value by the end of the guarantee period.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$354	$2,068	$264
Net (losses) gains
In operations[1]	(6)	—	(46)	7	(45)	(313)
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	—	247	144
Sales	(162)	—	(24)	—	(186)	(24)
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
[4]	Certain prior period amounts related to separate account assets that use NAV as practical expedient to estimate fair value has changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to the change in observability of pricing inputs used for certain corporate private securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2016				December 31, 2015
	Carrying	Fair			Carrying	Fair
(in millions)	value	value	Level 2	Level 3	value	value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$9,760	$9,589	$—	$9,589	$8,396	$8,462	$—	$8,462
Policy loans	$989	$989	$—	$989	$993	$993	$—	$993
Other investments	$72	$72	$—	$72	$71	$71	$—	$71

Liabilities
Investment contracts	$31,431	$29,736	$—	$29,736	$27,301	$25,822	$—	$25,822
Short-term debt	$300	$300	$—	$300	$400	$400	$—	$400
Long-term debt	$707	$927	$920	$7	$707	$941	$934	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.